Change in working capital	12 Months Ended
Dec. 31, 2017
Change in working capital
Change in working capital

Note 26 – Change in working capital

DKK thousand	2017	2016	2015
Increase/decrease in receivables	-3,138	140,289	-140,102
Increase/decrease in payables	-11,153	13,163	-732

Change in working capital	-14,291	153,452	-140,834